iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Astroscale Holdings, Inc.
(a)
................... 16,100 $ 276,884
QPS Holdings, Inc.
(a)
...................... 6,900 175,895
452,779
a
Air Freight & Logistics  —  1 .4%
AZ-COM MARUWA Holdings, Inc. ............. 11,500 57,509
Hamakyorex Co. Ltd. ...................... 11,500 136,745
Konoike Transport Co. Ltd. .................. 4,600 78,508
Mitsui-Soko Holdings Co. Ltd. ................ 9,800 236,962
NIPPON EXPRESS HOLDINGS, INC. ........... 36,800 1,214,269
Sankyu, Inc. ............................ 7,500 422,606
SBS Holdings, Inc. ........................ 2,300 70,585
Senko Group Holdings Co. Ltd. ............... 25,300 302,857
SG Holdings Co. Ltd. ...................... 52,900 481,120
Yamato Holdings Co. Ltd. ................... 41,400 472,306
3,473,467
a
Automobile Components  —  3 .9%
Aisan Industry Co. Ltd. ..................... 6,900 82,525
Eagle Industry Co. Ltd. ..................... 4,600 81,685
Exedy Corp. ............................ 4,600 180,174
FCC Co. Ltd. ............................ 6,900 150,582
GS Yuasa Corp. ......................... 13,800 567,617
JTEKT Corp. ............................ 39,100 531,353
Koito Manufacturing Co. Ltd. ................. 32,200 565,106
KYB Corp. ............................. 4,600 116,797
Musashi Seimitsu Industry Co. Ltd. ............. 6,900 409,514
NHK Spring Co. Ltd. ....................... 32,200 724,505
Nifco, Inc. .............................. 13,800 391,503
Nippon Seiki Co. Ltd. ...................... 6,500 108,537
Niterra Co. Ltd. .......................... 27,600 1,759,943
NOK Corp. ............................. 13,800 249,767
Seiren Co. Ltd. .......................... 9,000 186,217
Stanley Electric Co. Ltd. .................... 16,100 358,958
Sumitomo Rubber Industries Ltd. .............. 32,200 420,362
Tokai Rika Co. Ltd. ........................ 9,200 169,138
Topre Corp. ............................. 6,900 119,685
Toyo Tire Corp. .......................... 22,800 542,186
Toyoda Gosei Co. Ltd. ..................... 16,100 487,742
Toyota Boshoku Corp. ..................... 15,900 228,300
TS Tech Co. Ltd. ......................... 13,800 156,617
Yokohama Rubber Co. Ltd. (The) .............. 23,000 1,036,811
9,625,624
a
Automobiles  —  0 .5%
Mazda Motor Corp. ....................... 105,800 755,858
Mitsubishi Motors Corp.
(b)
................... 121,900 284,155
Nissan Shatai Co. Ltd. ..................... 11,500 78,903
1,118,916
a
Banks  —  7 .9%
77 Bank Ltd. (The) ........................ 34,500 683,809
Aichi Financial Group, Inc. ................... 32,200 274,602
Aozora Bank Ltd. ......................... 18,400 308,906
Awa Bank Ltd. (The) ....................... 4,600 193,689
Bank of Iwate Ltd. (The) .................... 9,200 107,919
Bank of Nagoya Ltd. (The) ................... 6,900 254,201
CCI Group, Inc. .......................... 34,500 224,916
Chugin Financial Group, Inc. ................. 25,300 475,128
Daishi Hokuetsu Financial Group, Inc. ........... 39,100 496,584
First Bank of Toyama Ltd. (The) ............... 8,700 136,706
Fukuoka Financial Group, Inc. ................ 29,900 1,232,072
Gunma Bank Ltd. (The) .................... 57,500 816,889
Security Shares Value
a
Banks (continued)
Hachijuni Nagano Bank Ltd. ................. 69,000 $ 1,007,568
Hirogin Holdings, Inc. ...................... 46,000 582,828
Hokuhoku Financial Group, Inc. ............... 18,400 746,885
Hyakugo Bank Ltd. (The) ................... 34,500 413,708
Hyakujushi Bank Ltd. (The) .................. 16,100 251,600
Iyogin Holdings, Inc. ....................... 41,400 794,489
Juroku Financial Group, Inc. ................. 25,300 336,548
Keiyo Bank Ltd. (The) ...................... 16,100 261,281
Kiyo Bank Ltd. (The) ....................... 9,200 245,188
Kyoto Financial Group, Inc. .................. 41,400 1,151,395
Kyushu Financial Group, Inc. ................. 59,800 519,569
Mebuki Financial Group, Inc. ................. 149,500 1,249,844
Miyazaki Bank Ltd. (The) .................... 11,500 134,134
Musashino Bank Ltd. (The) .................. 13,800 210,034
Nanto Bank Ltd. (The) ..................... 23,000 243,658
Nishi-Nippon Financial Holdings, Inc. ........... 20,700 513,551
North Pacific Bank Ltd. ..................... 48,300 295,786
Ogaki Kyoritsu Bank Ltd. (The) ................ 6,900 312,945
Oita Bank Ltd. (The) ....................... 11,500 162,872
Rakuten Bank Ltd.
(a)
....................... 16,100 470,147
San ju San Financial Group, Inc. .............. 16,100 161,515
San-In Godo Bank Ltd. (The) ................. 25,300 328,366
Senshu Ikeda Holdings, Inc. ................. 43,700 265,030
Seven Bank Ltd. ......................... 92,000 156,164
Shiga Bank Ltd. (The) ...................... 32,200 405,315
Shizuoka Financial Group, Inc. ................ 75,900 1,369,618
Suruga Bank Ltd. ......................... 20,700 301,544
Toho Bank Ltd. (The) ...................... 34,900 165,055
Tokyo Kiraboshi Financial Group, Inc. ........... 4,600 332,438
TOMONY Holdings, Inc. .................... 29,900 164,648
Yamaguchi Financial Group, Inc. .............. 32,000 550,144
Yamanashi Chuo Bank Ltd. (The) .............. 4,600 169,723
19,479,011
a
Beverages  —  0 .6%
Coca-Cola Bottlers Japan Holdings, Inc. ......... 18,400 408,632
Ito En Ltd. .............................. 9,200 173,440
Sapporo Holdings Ltd. ..................... 55,300 551,700
Takara Holdings, Inc. ...................... 27,600 385,930
1,519,702
a
Biotechnology  —  0 .2%
GNI Group Ltd.
(a)
......................... 9,297 148,450
PeptiDream, Inc.
(a)
........................ 18,400 127,725
SanBio Co. Ltd.
(a) (b)
........................ 11,500 102,989
379,164
a
Broadline Retail  —  1 .4%
ASKUL Corp. ........................... 4,600 33,855
BuySell Technologies Co. Ltd. ................ 4,300 110,291
Isetan Mitsukoshi Holdings Ltd. ............... 57,500 1,225,603
Izumi Co. Ltd. ........................... 18,400 103,515
J Front Retailing Co. Ltd. .................... 41,400 564,663
Mercari, Inc.
(a)
........................... 20,700 550,174
Seria Co. Ltd. ........................... 9,000 213,945
Takashimaya Co. Ltd. ...................... 41,400 517,749
3,319,795
a
Building Products  —  2 .0%
Bunka Shutter Co. Ltd. ..................... 9,200 108,197
Central Glass Co. Ltd. ..................... 4,600 118,361
Lixil Corp. .............................. 50,600 535,236
Nichias Corp. ........................... 29,900 662,146
Nichiha Corp. ........................... 4,600 85,859
Nihon Dengi Co. Ltd. ...................... 6,900 106,013

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Nitto Boseki Co. Ltd. ....................... 4,600 $ 654,788
Sanwa Holdings Corp. ..................... 32,200 734,319
Shin Nippon Air Technologies Co. Ltd. ........... 4,600 98,745
Sinko Industries Ltd. ....................... 6,900 53,120
Takara Standard Co. Ltd. ................... 6,900 128,583
Takasago Thermal Engineering Co. Ltd. ......... 16,100 475,916
TOTO Ltd. ............................. 25,300 1,216,837
4,978,120
a
Capital Markets  —  0 .4%
GMO Financial Holdings, Inc. ................. 6,900 49,896
Integral Corp. ........................... 2,300 49,793
JAFCO Group Co. Ltd. ..................... 9,200 130,244
M&A Capital Partners Co. Ltd. ................ 2,300 49,688
Matsui Securities Co. Ltd. ................... 18,400 112,323
Monex Group, Inc. ........................ 32,200 131,302
Nihon M&A Center Holdings, Inc. .............. 50,600 207,316
Okasan Securities Group, Inc. ................ 25,300 149,531
Tokai Tokyo Financial Holdings, Inc. ............ 39,100 170,367
1,050,460
a
Chemicals  —  6 .9%
ADEKA Corp. ........................... 13,800 371,044
Aica Kogyo Co. Ltd. ....................... 9,200 199,137
Air Water, Inc. ........................... 32,200 525,463
Artience Co. Ltd. ......................... 6,900 181,070
ASAHI YUKIZAI CORP. .................... 2,300 96,195
C Uyemura & Co. Ltd. ...................... 2,300 336,783
Chugoku Marine Paints Ltd. .................. 6,900 145,546
Daicel Corp. ............................ 38,900 325,281
Denka Co. Ltd. .......................... 13,800 387,433
DIC Corp. .............................. 13,800 417,941
Fujimi, Inc. ............................. 9,500 235,727
Fuso Chemical Co. Ltd. .................... 9,500 254,171
Ise Chemicals Corp.
(b)
...................... 2,300 60,393
JCU Corp. ............................. 2,300 105,944
Kaneka Corp. ........................... 6,900 238,923
Kansai Paint Co. Ltd. ...................... 25,300 389,208
KH Neochem Co. Ltd. ...................... 6,900 120,157
Konishi Co. Ltd. .......................... 9,200 79,327
Kumiai Chemical Industry Co. Ltd. ............. 13,849 66,560
Kuraray Co. Ltd. ......................... 48,300 496,974
Kureha Corp. ........................... 4,600 112,738
Lintec Corp. ............................ 6,900 248,806
MEC Co. Ltd. ........................... 2,300 155,100
Mitsubishi Gas Chemical Co., Inc. ............. 27,600 958,528
Mitsui Chemicals, Inc. ...................... 64,400 880,393
Nihon Parkerizing Co. Ltd. ................... 13,800 129,232
Nippon Kayaku Co. Ltd. .................... 23,000 307,530
Nippon Shokubai Co. Ltd. ................... 20,700 267,887
Nippon Soda Co. Ltd. ...................... 6,900 157,703
Nissan Chemical Corp. ..................... 23,000 1,083,097
NOF Corp. ............................. 34,500 603,840
Okamoto Industries, Inc. .................... 2,300 80,048
Osaka Soda Co. Ltd. ...................... 13,800 162,642
PILLAR Corp. ........................... 2,300 135,843
Sakata INX Corp. ......................... 6,900 101,599
Sanyo Chemical Industries Ltd. ............... 2,300 75,572
Shikoku Kasei Holdings Corp. ................ 4,600 180,178
Shin-Etsu Polymer Co. Ltd. .................. 6,900 98,196
Sumitomo Bakelite Co. Ltd. .................. 11,500 497,226
Sumitomo Chemical Co. Ltd. ................. 266,800 1,018,692
T Hasegawa Co. Ltd. ...................... 4,600 88,652
Taiyo Holdings Co. Ltd.
(a)
.................... 13,800 429,587
Takasago International Corp. ................. 11,500 81,021
Security Shares Value
a
Chemicals (continued)
Teijin Ltd. .............................. 32,200 $ 333,280
Toagosei Co. Ltd. ......................... 16,100 177,644
Tokai Carbon Co. Ltd. ...................... 34,500 384,833
Tokuyama Corp. ......................... 11,500 367,996
Tokyo Ohka Kogyo Co. Ltd. .................. 16,100 1,112,554
Tosoh Corp. ............................ 50,600 872,313
Toyobo Co. Ltd. .......................... 13,800 156,497
UBE Corp. ............................. 16,100 298,003
Zacros Corp. ............................ 9,200 73,115
Zeon Corp. ............................. 25,300 347,301
17,010,923
a
Commercial Services & Supplies  —  1 .0%
ALSOK Co. Ltd. .......................... 62,100 439,046
Daiei Kankyo Co. Ltd. ...................... 6,900 170,588
Daiseki Co. Ltd. .......................... 6,912 175,134
Duskin Co. Ltd. .......................... 6,900 173,850
Itoki Corp. .............................. 6,900 111,078
Japan Elevator Service Holdings Co. Ltd. ......... 25,300 278,469
Kokuyo Co. Ltd. .......................... 59,800 308,823
Matsuda Sangyo Co. Ltd. ................... 2,360 95,706
Mitsubishi Pencil Co. Ltd. ................... 6,900 113,762
Nippon Kanzai Holdings Co. Ltd. .............. 2,300 39,757
Okamura Corp. .......................... 9,200 133,488
Park24 Co. Ltd. .......................... 23,000 267,859
Pilot Corp. ............................. 4,600 143,618
TRE Holdings Corp. ....................... 6,900 71,504
2,522,682
a
Construction & Engineering  —  4 .0%
Chiyoda Corp.
(a) (b)
......................... 27,600 130,235
Chudenko Corp. ......................... 4,600 140,500
COMSYS Holdings Corp. ................... 20,700 705,364
Dai-Dan Co. Ltd. ......................... 15,900 263,715
EXEO Group, Inc. ........................ 32,200 574,161
Hazama Ando Corp. ....................... 27,600 311,784
INFRONEER Holdings, Inc. .................. 39,140 600,681
JGC Holdings Corp. ....................... 39,100 667,182
Kandenko Co. Ltd. ........................ 20,700 845,946
Kinden Corp. ............................ 20,700 931,027
Kraftia Corp. ............................ 6,900 402,356
Kumagai Gumi Co. Ltd. ..................... 23,000 205,879
MIRAIT ONE Corp. ....................... 16,100 396,774
Nippon Densetsu Kogyo Co. Ltd. .............. 6,900 195,339
Nishimatsu Construction Co. Ltd. .............. 4,600 156,507
Okumura Corp. .......................... 4,600 161,688
Penta-Ocean Construction Co. Ltd. ............. 46,000 512,847
PS Construction Co. Ltd. .................... 2,100 28,812
Raito Kogyo Co. Ltd. ...................... 6,900 175,596
Raiznext Corp. .......................... 4,600 64,373
Sanki Engineering Co. Ltd. .................. 18,400 266,923
Shinnihon Corp. .......................... 4,600 65,295
SHO-BOND Holdings Co. Ltd. ................ 27,600 220,328
Taihei Dengyo Kaisha Ltd. ................... 6,900 118,929
Taikisha Ltd. ............................ 6,900 193,254
Takamatsu Construction Group Co. Ltd. .......... 2,300 51,841
Techno Ryowa Ltd. ....................... 2,100 83,279
Toa Corp. .............................. 11,500 168,663
Toda Corp. ............................. 36,800 358,669
Toenec Corp. ........................... 6,900 98,261
Tokyu Construction Co. Ltd. .................. 14,340 106,578
Totetsu Kogyo Co. Ltd. ..................... 4,600 122,960
Toyo Engineering Corp.
(b)
................... 4,300 54,362
West Holdings Corp. ...................... 4,680 79,193
Yokogawa Bridge Holdings Corp. .............. 6,900 121,780

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering (continued)
Yurtec Corp. ............................ 6,900 $ 104,017
9,685,098
a
Construction Materials  —  0 .4%
Maeda Kosen Co. Ltd. ..................... 6,900 79,427
Mitani Sekisan Co. Ltd. ..................... 4,600 45,124
Shinagawa Refra Co. Ltd. ................... 4,600 55,400
Sumitomo Osaka Cement Co. Ltd. ............. 4,600 157,008
Taiheiyo Cement Corp. ..................... 20,700 586,833
923,792
a
Consumer Finance  —  0 .7%
Acom Co. Ltd. ........................... 69,000 202,454
AEON Financial Service Co. Ltd. .............. 18,400 174,565
Credit Saison Co. Ltd. ...................... 23,000 591,327
Jaccs Co. Ltd. ........................... 4,600 100,790
Marui Group Co. Ltd. ...................... 29,900 512,434
Muninova Holdings, Inc. .................... 55,200 149,781
Orient Corp. ............................ 13,800 77,128
1,808,479
a
Consumer Staples Distribution & Retail  —  2 .0%
Aeon Hokkaido Corp.
(b)
..................... 6,900 36,126
Ain Holdings, Inc. ......................... 4,600 158,941
Arcs Co. Ltd. ............................ 6,900 140,153
Axial Retailing, Inc. ....................... 11,500 75,239
Belc Co. Ltd. ............................ 2,300 89,596
Blue Zones Holdings Co. Ltd. ................. 18,400 199,992
Cosmos Pharmaceutical Corp. ................ 6,900 260,464
Create SD Holdings Co. Ltd. ................. 4,600 92,569
Fuji Co. Ltd. ............................ 4,600 57,737
Genky DrugStores Co. Ltd. .................. 2,300 48,630
H2O Retailing Corp. ....................... 13,835 216,857
Halows Co. Ltd. .......................... 2,300 55,226
Heiwado Co. Ltd. ......................... 4,600 72,062
Kato Sangyo Co. Ltd. ...................... 4,600 168,964
Kobe Bussan Co. Ltd. ...................... 25,300 430,312
Kusuri no Aoki Holdings Co. Ltd. .............. 6,900 150,204
Life Corp. .............................. 6,000 92,809
MatsukiyoCocokara & Co. ................... 59,800 852,516
Maxvalu Tokai Co. Ltd. ..................... 2,300 48,091
San-A Co. Ltd. ........................... 6,900 134,521
Sugi Holdings Co. Ltd. ..................... 18,400 317,998
Sundrug Co. Ltd. ......................... 13,800 314,272
Trial Holdings, Inc.
(b)
....................... 6,900 124,123
Tsuruha Holdings, Inc. ..................... 36,800 455,538
United Super Markets Holdings, Inc. ............ 13,800 70,705
Valor Holdings Co. Ltd. ..................... 6,900 148,385
4,812,030
a
Containers & Packaging  —  0 .4%
FP Corp. .............................. 6,900 103,544
Fuji Seal International, Inc. .................. 6,900 114,457
Rengo Co. Ltd. .......................... 34,300 314,141
Toyo Seikan Group Holdings Ltd. .............. 18,400 449,665
981,807
a
Distributors  —  0 .2%
Arata Corp. ............................. 4,600 74,688
Central Automotive Products Ltd. .............. 6,900 90,626
Doshisha Co. Ltd. ........................ 4,600 85,459
Happinet Corp. .......................... 4,600 80,119
PALTAC Corp. ........................... 4,600 191,380
522,272
a
Security Shares Value
a
Diversified REITs  —  1 .8%
Activia Properties, Inc. ..................... 368 $ 302,221
Daiwa House REIT Investment Corp. , Class A ..... 805 609,233
Hankyu Hanshin REIT, Inc. , Class A ............ 115 103,917
Heiwa Real Estate REIT, Inc. ................. 205 174,628
Hulic REIT, Inc. .......................... 230 225,513
KDX Realty Investment Corp. , Class A .......... 713 711,207
Mirai Corp. ............................. 391 107,777
MIRARTH Real Estate Investment Corp. ......... 184 95,665
Mori Trust REIT, Inc. ....................... 460 213,694
Nomura Real Estate Master Fund, Inc. .......... 736 705,012
NTT UD REIT Investment Corp. ............... 253 210,114
Sekisui House REIT, Inc. .................... 736 378,882
Star Asia Investment Corp. .................. 460 157,951
United Urban Investment Corp. ............... 529 538,636
4,534,450
a
Diversified Telecommunication Services  —  0 .2%
Internet Initiative Japan, Inc. ................. 20,700 402,843
U-Next Holdings Co. Ltd. .................... 11,500 115,892
518,735
a
Electric Utilities  —  1 .3%
Chugoku Electric Power Co., Inc. (The) .......... 55,200 303,246
Hokkaido Electric Power Co., Inc.
(b)
............. 29,900 174,999
Hokuriku Electric Power Co. ................. 29,900 156,606
Kyushu Electric Power Co., Inc. ............... 75,900 780,701
Shikoku Electric Power Co., Inc. ............... 27,600 252,606
Tohoku Electric Power Co., Inc. ............... 84,900 536,372
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 273,700 969,780
3,174,310
a
Electrical Equipment  —  0 .9%
Daihen Corp. ........................... 2,300 228,482
Mabuchi Motor Co. Ltd. ..................... 32,200 313,448
Nitto Kogyo Corp. ........................ 4,600 136,385
PowerX, Inc.
(a)
........................... 2,800 67,774
Sanyo Denki Co. Ltd. ...................... 4,600 195,904
Sinfonia Technology Co. Ltd. ................. 4,600 397,259
SWCC Corp. ............................ 4,600 427,838
Toyo Tanso Co. Ltd. ....................... 2,300 109,084
Ushio, Inc. ............................. 11,500 299,796
2,175,970
a
Electronic Equipment, Instruments & Components  —  6 .9%
Ai Holdings Corp. ......................... 6,900 121,696
Alps Alpine Co. Ltd. ....................... 29,900 407,854
Amano Corp. ........................... 9,200 206,384
Anritsu Corp. ............................ 23,000 656,499
Azbil Corp. ............................. 80,500 840,092
Canon Marketing Japan, Inc. ................. 16,100 359,523
Citizen Watch Co. Ltd. ..................... 36,800 535,047
Daiwabo Holdings Co. Ltd. .................. 13,800 296,369
Dexerials Corp. .......................... 29,900 756,575
Furuno Electric Co. Ltd. .................... 4,600 173,375
Furuya Metal Co. Ltd. ...................... 2,300 126,651
Hakuto Co. Ltd. .......................... 2,300 65,626
Hamamatsu Photonics KK ................... 52,900 950,536
Hioki EE Corp. .......................... 2,300 175,956
Hirose Electric Co. Ltd. ..................... 4,600 813,773
Hochiki Corp. ........................... 6,900 85,509
Horiba Ltd. ............................. 6,900 1,135,809
Hosiden Corp. ........................... 6,900 117,697
Japan Aviation Electronics Industry Ltd. .......... 9,200 145,815
Japan Display, Inc.
(a)
....................... 142,600 51,036
Jeol Ltd. ............................... 6,900 308,068

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Kaga Electronics Co. Ltd. ................... 6,900 $ 191,667
Macnica Holdings, Inc. ..................... 25,300 494,005
Maruwa Co. Ltd. ......................... 1,600 746,604
Maxell Ltd. ............................. 6,900 84,182
Meiko Electronics Co. Ltd. ................... 3,500 845,574
Nichicon Corp. .......................... 6,900 163,038
Nippon Electric Glass Co. Ltd. ................ 11,500 471,302
Nohmi Bosai Ltd. ......................... 4,600 142,400
Oki Electric Industry Co. Ltd. ................. 13,800 307,757
Omron Corp. ............................ 32,200 1,167,235
Rigaku Holdings Corp. ..................... 18,400 324,172
Riken Keiki Co. Ltd. ....................... 4,600 105,327
Ryoyo Ryosan Holdings, Inc. ................. 4,676 84,440
Santec Holdings Corp. ..................... 900 140,823
Seikoh Giken Co. Ltd. ...................... 900 152,362
Shimadzu Corp. .......................... 41,400 980,811
Taiyo Yuden Co. Ltd. ...................... 23,000 2,134,095
Tokyo Electron Device Ltd. .................. 4,600 116,432
16,982,116
a
Energy Equipment & Services  —  0 .2%
Modec, Inc. ............................. 9,200 580,472
a
Entertainment  —  0 .8%
Anycolor, Inc.
(b)
.......................... 4,600 83,042
Cover Corp.
(a) (b)
.......................... 6,900 69,318
Daiichikosho Co. Ltd. ...................... 11,500 117,877
DeNA Co. Ltd. ........................... 11,500 192,331
GungHo Online Entertainment, Inc. ............. 6,900 96,613
Koei Tecmo Holdings Co. Ltd. ................ 18,400 171,160
MIXI, Inc. .............................. 6,900 114,498
Shochiku Co. Ltd. ........................ 2,300 147,911
Square Enix Holdings Co. Ltd. ................ 43,700 701,741
Toei Animation Co. Ltd. ..................... 13,800 205,009
Toei Co. Ltd. ............................ 4,600 170,313
2,069,813
a
Financial Services  —  1 .2%
Financial Partners Group Co. Ltd. .............. 11,300 111,148
Fuyo General Lease Co. Ltd. ................. 9,200 242,145
GMO Payment Gateway, Inc. ................. 6,900 380,170
Japan Securities Finance Co. Ltd. ............. 13,800 198,184
Mizuho Leasing Co. Ltd. .................... 23,000 187,913
Ricoh Leasing Co. Ltd. ..................... 2,300 87,243
Sony Financial Group, Inc. .................. 1,032,700 907,782
Tokyo Century Corp. ....................... 25,300 374,950
Zenkoku Hosho Co. Ltd. .................... 18,400 342,780
2,832,315
a
Food Products  —  3 .9%
Ariake Japan Co. Ltd. ...................... 2,300 76,539
Calbee, Inc. ............................ 13,800 251,626
DyDo Group Holdings, Inc. .................. 2,300 38,746
Ezaki Glico Co. Ltd. ....................... 9,200 313,957
FUJI OIL CO. LTD. ........................ 9,200 202,557
House Foods Group, Inc. ................... 11,300 242,268
Itoham Yonekyu Holdings, Inc. ................ 4,640 143,047
Kagome Co. Ltd. ......................... 16,100 260,040
Kameda Seika Co. Ltd. ..................... 6,900 53,288
Kewpie Corp. ........................... 18,400 464,721
Kotobuki Spirits Co. Ltd. .................... 18,400 240,882
Megmilk Snow Brand Co. Ltd. ................ 6,900 151,166
MEIJI Holdings Co. Ltd. .................... 43,700 1,031,749
Mitsui DM Sugar Co. Ltd. ................... 2,300 46,882
Morinaga & Co. Ltd. ....................... 11,500 179,617
Security Shares Value
a
Food Products (continued)
Morinaga Milk Industry Co. Ltd. ............... 13,800 $ 420,881
NH Foods Ltd. ........................... 13,800 527,883
Nichirei Corp. ........................... 36,800 421,496
Nippn Corp. ............................ 9,200 153,771
Nisshin Oillio Group Ltd. (The) ................ 13,800 151,717
Nisshin Seifun Group, Inc. ................... 36,800 453,587
Nissin Foods Holdings Co. Ltd. ............... 32,200 539,804
Nissui Corp. ............................ 50,600 420,527
Prima Meat Packers Ltd. .................... 4,600 69,617
S Foods, Inc. ........................... 2,300 39,136
Sakata Seed Corp. ........................ 4,600 119,285
Showa Sangyo Co. Ltd. .................... 4,600 91,846
Toyo Suisan Kaisha Ltd. .................... 16,100 1,128,157
Umios Corp. ............................ 23,000 182,634
Yakult Honsha Co. Ltd. ..................... 43,700 733,985
Yamazaki Baking Co. Ltd. ................... 20,700 406,076
9,557,487
a
Gas Utilities  —  0 .3%
K&O Energy Group, Inc. .................... 2,300 59,430
Nippon Gas Co. Ltd. ....................... 18,400 319,347
Shizuoka Gas Co. Ltd. ..................... 6,900 53,204
Toho Gas Co. Ltd. ........................ 43,700 336,916
768,897
a
Ground Transportation  —  3 .0%
Fukuyama Transporting Co. Ltd. ............... 2,300 99,145
Keikyu Corp. ............................ 36,800 348,672
Keio Corp. ............................. 85,100 394,282
Keisei Electric Railway Co. Ltd. ............... 71,300 488,200
Kintetsu Group Holdings Co. Ltd. .............. 32,200 724,835
Kyushu Railway Co. ....................... 25,300 559,486
Maruzen Showa Unyu Co. Ltd. ................ 2,300 110,728
Nagoya Railroad Co. Ltd. ................... 34,500 389,415
NANKAI Co. Ltd. ......................... 16,100 281,983
Nikkon Holdings Co. Ltd.
(b)
................... 18,400 685,032
Nishi-Nippon Railroad Co. Ltd. ................ 11,500 203,212
Odakyu Electric Railway Co. Ltd. .............. 57,500 583,972
Sakai Moving Service Co. Ltd. ................ 4,600 82,603
Seino Holdings Co. Ltd. .................... 18,400 314,552
Sotetsu Holdings, Inc. ...................... 13,800 211,378
Tobu Railway Co. Ltd. ...................... 32,200 562,416
Tokyo Metro Co. Ltd.
(b)
..................... 50,600 464,515
Tokyu Corp. ............................ 89,700 899,450
7,403,876
a
Health Care Equipment & Supplies  —  1 .3%
Asahi Intecc Co. Ltd. ...................... 39,100 923,301
Eiken Chemical Co. Ltd. .................... 4,600 85,683
Fukuda Denshi Co. Ltd.
(b)
................... 2,300 168,596
Japan Lifeline Co. Ltd. ..................... 9,200 76,645
Mani, Inc. .............................. 13,800 151,710
Menicon Co. Ltd.
(b)
........................ 11,500 117,067
Nakanishi, Inc. .......................... 11,500 220,112
Nihon Kohden Corp. ....................... 27,600 250,512
Nipro Corp. ............................. 27,600 298,053
PHC Holdings Corp. ....................... 6,700 46,439
Sysmex Corp. ........................... 85,100 744,138
3,082,256
a
Health Care Providers & Services  —  0 .9%
Alfresa Holdings Corp. ..................... 29,900 419,593
As One Corp. ........................... 11,500 152,342
BML, Inc. .............................. 4,600 100,612
H.U. Group Holdings, Inc. ................... 9,200 180,055

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Medipal Holdings Corp. ..................... 34,500 $ 595,055
Ship Healthcare Holdings, Inc. ................ 13,800 180,776
Suzuken Co. Ltd. ......................... 9,200 305,991
Toho Holdings Co. Ltd. ..................... 9,200 243,596
2,178,020
a
Health Care Technology  —  0 .3%
JMDC, Inc.
(b)
............................ 4,600 81,921
M3, Inc. ............................... 71,300 636,244
718,165
a
Hotel & Resort REITs  —  0 .5%
Hoshino Resorts REIT, Inc. .................. 100 151,068
Invincible Investment Corp. .................. 1,334 513,153
Japan Hotel REIT Investment Corp. , Class A ...... 1,104 530,907
1,195,128
a
Hotels, Restaurants & Leisure  —  2 .6%
Atom Corp.
(a) (b)
........................... 20,700 87,185
Colowide Co. Ltd. ........................ 16,100 180,768
Create Restaurants Holdings, Inc.
(b)
............ 43,700 193,570
Doutor Nichires Holdings Co. Ltd. .............. 4,600 76,914
Food & Life Companies Ltd. ................. 20,700 1,410,383
Fuji Kyuko Co. Ltd. ........................ 4,600 59,065
Fujita Kanko, Inc. ......................... 6,100 71,631
GENDA, INC.
(b)
.......................... 16,100 62,069
Heiwa Corp. ............................ 9,216 112,308
Hiday Hidaka Corp. ....................... 4,684 77,996
Ichibanya Co. Ltd.
(b)
....................... 11,500 63,903
Imperial Hotel Ltd. ........................ 9,200 66,661
KOMEDA Holdings Co. Ltd. .................. 9,200 163,072
Koshidaka Holdings Co. Ltd. ................. 9,200 55,108
Kura Sushi, Inc.
(b)
......................... 6,900 71,138
Kyoritsu Maintenance Co. Ltd. ................ 13,860 217,825
Matsuyafoods Holdings Co. Ltd. ............... 2,300 69,102
McDonald's Holdings Co. Japan Ltd. ............ 16,100 787,486
Metaplanet, Inc.
(a) (b)
....................... 85,100 155,617
Monogatari Corp. (The) ..................... 6,900 217,920
MOS Food Services, Inc. ................... 4,600 103,400
Ohsho Food Service Corp. .................. 6,900 116,888
Resorttrust, Inc. .......................... 29,900 318,872
Round One Corp. ........................ 29,900 169,508
Royal Holdings Co. Ltd.
(b)
................... 11,300 91,101
Saizeriya Co. Ltd. ........................ 4,600 153,925
Skylark Holdings Co. Ltd. ................... 41,200 726,785
Tokyotokeiba Co. Ltd. ...................... 2,300 68,118
Toridoll Holdings Corp.
(b)
.................... 9,200 218,266
Yoshinoya Holdings Co. Ltd. ................. 11,500 229,808
6,396,392
a
Household Durables  —  1 .9%
Casio Computer Co. Ltd. .................... 36,600 411,134
ES-Con Japan Ltd. ........................ 6,900 47,605
Haseko Corp. ........................... 41,400 704,541
Iida Group Holdings Co. Ltd. ................. 27,600 369,105
JVCKenwood Corp. ....................... 25,300 176,519
Nagawa Co. Ltd. ......................... 2,300 71,269
Nikon Corp. ............................ 39,100 452,863
Noritz Corp. ............................ 4,600 65,621
Open House Group Co. Ltd. ................. 13,800 748,309
Rinnai Corp. ............................ 18,400 391,652
Sangetsu Corp. .......................... 9,200 167,345
Sharp Corp.
(a)
........................... 36,800 143,715
Sumitomo Forestry Co. Ltd. .................. 83,500 684,308
Tama Home Co. Ltd.
(b)
..................... 2,500 48,112
Security Shares Value
a
Household Durables (continued)
Tamron Co. Ltd. .......................... 25,300 $ 167,283
Token Corp. ............................ 600 48,184
Zojirushi Corp. ........................... 6,900 62,430
4,759,995
a
Household Products  —  0 .3%
Earth Corp. ............................. 2,300 67,874
Lion Corp. ............................. 43,700 443,931
Pigeon Corp. ............................ 20,700 242,658
754,463
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Electric Power Development Co. Ltd. ........... 25,300 637,846
a
Industrial Conglomerates  —  0 .7%
Keihan Holdings Co. Ltd. .................... 16,100 323,385
Nisshinbo Holdings, Inc. .................... 25,300 382,483
Sekisui Chemical Co. Ltd. ................... 66,700 959,190
TOKAI Holdings Corp. ..................... 18,400 127,605
1,792,663
a
Industrial REITs  —  1 .2%
CRE Logistics REIT, Inc. .................... 115 106,714
GLP J-REIT ............................ 805 675,578
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 414 364,477
Japan Logistics Fund, Inc. ................... 506 291,971
LaSalle Logiport REIT ...................... 299 273,458
Mitsubishi Estate Logistics REIT Investment Corp. .. 253 193,091
Mitsui Fudosan Logistics Park, Inc. ............. 575 389,510
Nippon Prologis REIT, Inc. ................... 1,242 664,909
SOSiLA Logistics REIT, Inc. .................. 115 82,677
3,042,385
a
Insurance  —  0 .1%
LIFENET INSURANCE CO.
(a)
................. 11,500 123,267
a
Interactive Media & Services  —  0 .2%
Kakaku.com, Inc.
(a)
........................ 23,000 482,512
a
IT Services  —  1 .2%
Argo Graphics, Inc. ....................... 11,500 93,422
BIPROGY, Inc. .......................... 13,800 397,089
Change Holdings, Inc. ..................... 300 1,761
Dentsu Soken, Inc. ........................ 11,500 152,112
Digital Garage, Inc. ....................... 2,300 29,374
DTS Corp. ............................. 25,300 158,588
Future Corp. ............................ 6,900 69,059
GMO internet group, Inc. .................... 11,500 237,105
NS Solutions Corp. ....................... 11,500 251,640
NSD Co. Ltd. ........................... 11,500 183,956
Sakura Internet, Inc. ....................... 4,600 87,387
SHIFT, Inc.
(a) (b)
........................... 32,200 143,013
Simplex Holdings, Inc. ..................... 25,300 169,218
TIS, Inc. ............................... 36,800 784,257
Zuken, Inc. ............................. 2,300 67,302
2,825,283
a
Leisure Products  —  0 .8%
Mizuno Corp. ........................... 9,200 189,309
Noritsu Koki Co. Ltd. ...................... 9,200 122,698
Roland Corp. ........................... 2,300 65,963
Sankyo Co. Ltd. .......................... 29,900 302,867
Sega Sammy Holdings, Inc. .................. 25,300 366,878
Tomy Co. Ltd. ........................... 13,800 273,489
Tsuburaya Fields Holdings, Inc. ............... 6,900 59,936

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Leisure Products (continued)
Yamaha Corp. ........................... 69,000 $ 500,826
Yonex Co. Ltd. ........................... 9,200 136,324
2,018,290
a
Machinery  —  8 .4%
Aichi Corp. ............................. 4,700 41,213
Amada Co. Ltd. .......................... 55,200 1,041,666
ARCHION Corp. ......................... 62,100 136,861
CKD Corp. ............................. 9,200 377,760
Daiwa Industries Ltd. ...................... 4,600 50,741
DMG Mori Co. Ltd. ........................ 25,300 545,962
Fuji Corp. .............................. 11,500 571,027
Furukawa Co. Ltd. ........................ 4,300 107,374
Galilei Co. Ltd. .......................... 4,600 99,317
Glory Ltd. .............................. 6,900 176,703
Harmonic Drive Systems, Inc. ................ 11,500 562,483
Hitachi Construction Machinery Co. Ltd. ......... 18,400 599,317
Hoshizaki Corp. .......................... 20,700 683,931
Japan Steel Works Ltd. (The) ................. 11,500 553,658
Kanadevia Corp. ......................... 29,700 258,461
Kitz Corp. .............................. 11,500 161,368
Kurita Water Industries Ltd. .................. 18,400 1,010,362
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 4,600 63,443
Makino Milling Machine Co. Ltd. ............... 4,600 382,354
Max Co. Ltd. ............................ 16,100 167,155
Meidensha Corp. ......................... 6,900 435,618
METAWATER Co. Ltd. ..................... 4,600 102,651
MISUMI Group, Inc. ....................... 50,600 1,195,160
Mitsuboshi Belting Ltd. ..................... 4,600 113,695
Mitsui E&S Co. Ltd. ....................... 18,400 514,301
Miura Co. Ltd. ........................... 16,100 324,806
Morita Holdings Corp. ...................... 4,600 71,053
Nabtesco Corp. .......................... 20,700 715,733
Nachi-Fujikoshi Corp. ...................... 2,300 83,624
Namura Shipbuilding Co. Ltd. ................ 9,200 215,607
NGK Corp. ............................. 41,400 1,639,720
Nikkiso Co. Ltd. .......................... 6,900 134,266
Nitta Corp. ............................. 2,300 84,665
Nomura Micro Science Co. Ltd. ............... 5,000 143,848
Noritake Co. Ltd. ......................... 6,900 170,178
NSK Ltd. .............................. 66,700 522,867
NTN Corp. ............................. 87,400 248,385
Obara Group, Inc. ........................ 2,300 91,243
OKUMA Corp. ........................... 6,900 176,524
Organo Corp. ........................... 4,600 460,619
OSG Corp. ............................. 11,500 247,242
Shibaura Machine Co. Ltd. .................. 4,600 114,153
Shibuya Corp. ........................... 2,300 56,032
Shinmaywa Industries Ltd. ................... 9,200 127,171
Sumitomo Heavy Industries Ltd. ............... 18,400 601,657
Tadano Ltd. ............................ 13,800 110,623
Takeuchi Manufacturing Co. Ltd. .............. 4,600 196,605
Takuma Co. Ltd. ......................... 9,200 196,044
THK Co. Ltd. ............................ 18,400 881,430
Tocalo Co. Ltd. .......................... 9,200 179,988
Tsubakimoto Chain Co. ..................... 13,600 230,163
Tsugami Corp. ........................... 6,900 273,170
Tsurumi Manufacturing Co. Ltd. ............... 4,600 61,053
Union Tool Co. .......................... 2,300 317,249
YAMABIKO Corp. ........................ 4,600 112,765
Yaskawa Electric Corp. ..................... 41,200 1,857,667
20,598,731
a
Security Shares Value
a
Marine Transportation  —  0 .1%
Iino Kaiun Kaisha Ltd. ...................... 11,500 $ 113,520
NS United Kaiun Kaisha Ltd. ................. 2,300 112,860
226,380
a
Media  —  1 .3%
CyberAgent, Inc. ......................... 75,900 616,066
Dentsu Group, Inc.
(a) (b)
..................... 36,800 693,547
Fuji Media Holdings, Inc. .................... 6,900 163,358
Hakuhodo DY Holdings, Inc. ................. 41,400 290,650
Kadokawa Corp. ......................... 16,116 322,795
Nippon Television Holdings, Inc. ............... 9,200 164,025
Septeni Holdings Co. Ltd. ................... 13,800 49,151
SKY Perfect JSAT Corp. .................... 18,400 515,565
TBS Holdings, Inc. ........................ 6,900 251,551
TV Asahi Holdings Corp. .................... 4,600 90,486
3,157,194
a
Metals & Mining  —  2 .0%
Aichi Steel Corp. ......................... 4,600 85,567
ARE Holdings, Inc. ........................ 13,800 292,504
Daido Steel Co. Ltd. ....................... 23,000 300,471
Dowa Holdings Co. Ltd. .................... 9,200 595,249
Kobe Steel Ltd. .......................... 69,000 858,433
Kyoei Steel Ltd. .......................... 2,300 26,219
Maruichi Steel Tube Ltd. .................... 29,900 338,853
Mitsubishi Materials Corp. ................... 23,000 745,016
Nippon Light Metal Holdings Co. Ltd. ............ 9,000 179,062
Nittetsu Mining Co. Ltd. ..................... 9,200 138,586
Tokyo Steel Manufacturing Co. Ltd. ............. 9,200 101,436
UACJ Corp. ............................ 29,956 624,686
Yamato Kogyo Co. Ltd. ..................... 6,900 510,882
Yodoko Ltd. ............................ 18,400 145,983
4,942,947
a
Office REITs  —  1 .2%
Daiwa Office Investment Corp. , Class A .......... 92 183,666
Global One Real Estate Investment Corp. ........ 193 135,699
Ichigo Office REIT Investment Corp. ............ 184 100,364
Japan Excellent, Inc. ...................... 207 182,580
Japan Prime Realty Investment Corp. ........... 644 384,441
Japan Real Estate Investment Corp. ............ 1,219 874,467
Mori Hills REIT Investment Corp. , Class A ........ 253 205,722
NIPPON REIT Investment Corp. ............... 322 173,619
Orix JREIT, Inc. .......................... 966 582,785
Tokyu REIT, Inc. ......................... 138 160,709
2,984,052
a
Oil, Gas & Consumable Fuels  —  0 .6%
Cosmo Energy Holdings Co. Ltd. .............. 20,700 485,943
Itochu Enex Co. Ltd. ....................... 9,200 112,866
Iwatani Corp. ........................... 32,200 407,592
Japan Petroleum Exploration Co. Ltd. ........... 27,600 310,186
Mitsuuroko Group Holdings Co. Ltd. ............ 4,600 50,790
San-Ai Obbli Co. Ltd. ...................... 9,200 122,650
1,490,027
a
Paper & Forest Products  —  0 .4%
Daio Paper Corp. ......................... 13,800 82,137
Hokuetsu Corp. .......................... 16,100 92,322
Nippon Paper Industries Co. Ltd. .............. 18,400 145,516
Oji Holdings Corp. ........................ 133,400 654,889
974,864
a
Passenger Airlines  —  0 .2%
Japan Airlines Co. Ltd. ..................... 27,600 472,177
a

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Personal Care Products  —  0 .6%
Kobayashi Pharmaceutical Co. Ltd. ............. 9,200 $ 338,043
Kose Holdings Corp. ...................... 6,900 242,628
Milbon Co. Ltd. .......................... 4,600 76,597
MTG Co. Ltd. ........................... 2,300 108,267
Noevir Holdings Co. Ltd. .................... 2,300 63,082
Pola Orbis Holdings, Inc. .................... 16,100 130,254
Rohto Pharmaceutical Co. Ltd. ................ 34,300 512,222
1,471,093
a
Pharmaceuticals  —  1 .4%
Kaken Pharmaceutical Co. Ltd. ............... 4,600 114,953
Kissei Pharmaceutical Co. Ltd. ................ 4,600 112,241
Kyorin Pharmaceutical Co. Ltd. ............... 6,900 54,812
Mochida Pharmaceutical Co. Ltd. .............. 4,600 99,601
Nippon Shinyaku Co. Ltd. ................... 9,200 242,423
Nxera Pharma Co. Ltd.
(a)
.................... 13,800 92,481
Ono Pharmaceutical Co. Ltd. ................. 69,000 1,035,358
Santen Pharmaceutical Co. Ltd. ............... 52,900 635,455
Sawai Group Holdings Co. Ltd. ............... 18,400 201,934
Sumitomo Pharma Co. Ltd.
(a)
................. 43,700 444,589
Towa Pharmaceutical Co. Ltd. ................ 4,600 113,964
Tsumura & Co. .......................... 11,300 270,132
ZERIA Pharmaceutical Co. Ltd. ............... 4,600 66,181
3,484,124
a
Professional Services  —  1 .2%
BayCurrent, Inc. ......................... 25,300 894,881
Bell System24 Holdings, Inc. ................. 6,900 61,598
dip Corp. .............................. 6,900 75,852
Funai Soken Holdings, Inc. .................. 13,800 93,186
Infomart Corp. ........................... 34,500 85,360
JAC Recruitment Co. Ltd. ................... 11,500 61,182
MEITEC Group Holdings, Inc. ................ 11,500 217,720
Nomura Co. Ltd. ......................... 13,800 94,172
Open Up Group, Inc. ...................... 11,516 133,946
Persol Holdings Co. Ltd. .................... 323,500 492,364
SMS Co. Ltd. ........................... 11,500 144,280
Synspective, Inc.
(a)
........................ 8,700 103,591
Timee, Inc.
(a) (b)
........................... 11,500 82,481
TKC Corp. ............................. 4,600 99,123
Transcosmos, Inc. ........................ 4,600 112,380
UT Group Co. Ltd. ........................ 64,400 72,427
Visional, Inc.
(a)
........................... 4,600 226,729
3,051,272
a
Real Estate Management & Development  —  1 .4%
Goldcrest Co. Ltd. ........................ 2,300 51,600
Heiwa Real Estate Co. Ltd. .................. 6,900 100,789
Ichigo, Inc. ............................. 34,500 97,607
Kasumigaseki Capital Co. Ltd.
(b)
............... 2,300 87,794
Katitas Co. Ltd. .......................... 9,200 200,216
Keihanshin Building Co. Ltd. ................. 4,600 61,178
Leopalace21 Corp. ........................ 41,400 161,857
Nomura Real Estate Holdings, Inc. ............. 101,200 577,526
Relo Group, Inc. ......................... 16,100 186,156
Starts Corp., Inc. ......................... 6,900 196,536
Sun Frontier Fudousan Co. Ltd. ............... 4,600 68,521
Tokyo Tatemono Co. Ltd. .................... 32,200 660,352
Tokyu Fudosan Holdings Corp. ................ 103,300 854,255
Tosei Corp. ............................. 11,500 115,998
3,420,385
a
Residential REITs  —  0 .6%
Advance Residence Investment Corp. ........... 506 489,273
Comforia Residential REIT, Inc. ............... 368 244,058
Security Shares Value
a
Residential REITs (continued)
Daiwa Securities Living Investments Corp. , Class A .. 368 $ 234,255
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 437 345,348
Samty Residential Investment Corp. ............ 69 42,847
1,355,781
a
Retail REITs  —  0 .6%
AEON REIT Investment Corp. ................ 299 230,445
Frontier Real Estate Investment Corp. ........... 460 235,646
Fukuoka REIT Corp. ....................... 138 147,908
Japan Metropolitan Fund Invest ............... 1,334 942,067
1,556,066
a
Semiconductors & Semiconductor Equipment  —  4 .4%
Ferrotec Corp. ........................... 6,900 375,606
Japan Material Co. Ltd. ..................... 11,500 147,861
Kokusai Electric Corp. ..................... 41,400 2,129,925
Megachips Corp. ......................... 2,300 178,193
Micronics Japan Co. Ltd. .................... 4,600 424,542
Mitsui High-Tec, Inc. ....................... 16,200 103,957
Optorun Co. Ltd. ......................... 4,600 106,288
Rohm Co. Ltd. ........................... 57,500 1,968,690
Rorze Corp. ............................ 16,100 396,906
RS Technologies Co. Ltd. ................... 2,300 107,328
Sanken Electric Co. Ltd.
(a)
................... 4,600 261,984
Shibaura Mechatronics Corp. ................. 11,500 373,098
Socionext, Inc. .......................... 32,200 531,988
SUMCO Corp. ........................... 64,400 1,615,396
Tekscend Photomask Corp. .................. 9,200 265,376
Tokyo Seimitsu Co. Ltd. .................... 6,900 751,778
Towa Corp. ............................. 11,500 217,174
Tri Chemical Laboratories, Inc. ................ 4,600 108,740
Ulvac, Inc. ............................. 9,200 549,009
Yamaichi Electronics Co. Ltd. ................. 2,300 125,684
10,739,523
a
Software  —  1 .1%
Appier Group, Inc. ........................ 11,500 68,975
Cybozu, Inc.
(b)
........................... 4,600 73,762
Freee KK
(a) (b)
............................ 9,200 122,374
Justsystems Corp. ........................ 4,600 118,105
Money Forward, Inc.
(a) (b)
.................... 9,200 251,424
OBIC Business Consultants Co. Ltd. ............ 4,600 177,429
Oracle Corp. Japan ....................... 6,900 373,323
PKSHA Technology, Inc.
(a) (b)
.................. 2,400 47,740
Plus Alpha Consulting Co. Ltd. ................ 4,600 75,648
Rakus Co. Ltd.
(b)
......................... 27,600 175,008
Sansan, Inc. ............................ 13,800 146,028
Systena Corp. ........................... 46,000 120,569
Trend Micro, Inc. ......................... 23,000 871,683
WingArc1st, Inc. ......................... 4,600 73,224
2,695,292
a
Specialty Retail  —  2 .1%
ABC-Mart, Inc. .......................... 16,100 266,067
Alpen Co. Ltd. ........................... 1,500 19,081
and ST HD Co. Ltd. ....................... 4,600 94,158
AOKI Holdings, Inc. ....................... 6,900 71,051
Aoyama Trading Co. Ltd. .................... 20,700 90,199
ARCLANDS CORP. ....................... 9,279 111,034
Autobacs Seven Co. Ltd. .................... 11,500 107,371
Bic Camera, Inc. ......................... 16,100 179,737
DCM Holdings Co. Ltd. ..................... 18,400 168,675
EDION Corp. ........................... 13,800 205,356
IDOM, Inc. ............................. 11,500 97,502
JINS Holdings, Inc. ....................... 2,300 119,246

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail (continued)
Joyful Honda Co. Ltd. ...................... 9,200 $ 128,944
Kohnan Shoji Co. Ltd. ...................... 2,300 58,776
Komeri Co. Ltd. .......................... 4,600 100,021
K's Holdings Corp. ........................ 20,700 272,421
Nextage Co. Ltd. ......................... 9,200 204,116
Nishimatsuya Chain Co. Ltd. ................. 6,900 84,612
Nojima Corp. ............................ 32,200 290,119
PAL GROUP Holdings Co. Ltd. ................ 16,100 139,807
Shimamura Co. Ltd. ....................... 23,600 487,811
USS Co. Ltd. ............................ 69,000 762,993
Workman Co. Ltd. ........................ 2,300 115,242
Yamada Holdings Co. Ltd. ................... 98,900 387,801
Yellow Hat Ltd. .......................... 11,500 119,439
ZOZO, Inc. ............................. 73,600 457,594
5,139,173
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Brother Industries Ltd. ..................... 41,400 974,050
Eizo Corp. ............................. 4,600 76,153
Elecom Co. Ltd. .......................... 6,900 73,670
Konica Minolta, Inc. ....................... 80,500 307,844
MCJ Co. Ltd.
(a)
.......................... 4,600 62,968
Ricoh Co. Ltd. ........................... 94,300 862,624
Seiko Epson Corp. ........................ 50,600 930,688
Sun Corp.
(b)
............................. 2,300 133,294
Toshiba TEC Corp. ........................ 4,600 90,909
Wacom Co. Ltd. .......................... 20,700 110,172
3,622,372
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Goldwin, Inc. ............................ 11,500 152,240
Gunze Ltd. ............................. 4,600 107,537
Japan Wool Textile Co. Ltd. (The) .............. 6,900 75,995
Kurabo Industries Ltd. ..................... 2,300 148,414
Onward Holdings Co. Ltd. ................... 18,400 83,942
Seiko Group Corp. ........................ 9,200 407,638
Unitika Ltd.
(a)
............................ 9,200 81,507
Wacoal Holdings Corp. ..................... 6,900 199,957
1,257,230
a
Trading Companies & Distributors  —  1 .8%
Hanwa Co. Ltd. .......................... 27,600 328,080
Inaba Denki Sangyo Co. Ltd. ................. 18,400 320,987
Inabata & Co. Ltd. ........................ 6,900 165,710
Japan Pulp & Paper Co. Ltd. ................. 13,800 100,726
Kanamoto Co. Ltd. ........................ 4,600 143,599
Kanematsu Corp. ......................... 29,700 402,055
MonotaRO Co. Ltd. ....................... 43,700 516,492
Nagase & Co. Ltd. ........................ 55,200 389,584
Nishio Holdings Co. Ltd. .................... 2,300 55,423
Senshu Electric Co. Ltd. .................... 2,300 92,394
Security Shares Value
a
Trading Companies & Distributors (continued)
Sojitz Corp. ............................. 39,100 $ 1,323,646
Totech Corp. ............................ 4,600 107,877
Trusco Nakayama Corp. .................... 9,200 128,140
Wakita & Co. Ltd. ......................... 6,700 71,037
Yamazen Corp. .......................... 6,900 75,278
Yuasa Co. Ltd. .......................... 2,300 81,837
4,302,865
a
Transportation Infrastructure  —  0 .6%
Japan Airport Terminal Co. Ltd. ............... 11,500 348,638
Kamigumi Co. Ltd. ........................ 13,800 410,885
Mitsubishi Logistics Corp. ................... 43,700 411,770
Sumitomo Warehouse Co. Ltd. (The) ........... 9,200 225,722
1,397,015
a
Wireless Telecommunication Services  —  0 .1%
Okinawa Cellular Telephone Co. ............... 6,900 153,764
a
a
Total Common Stocks — 99.0%
(Cost: $ 229,443,357 ) ................................ 242,761,554
a
Preferred Stocks
Beverages  —  0 .0%
Ito En Ltd. , Preference Shares , NVS ............ 4,600 51,122
a
a
Total Preferred Stocks — 0.0%
(Cost: $ 52,753 ) .................................... 51,122
Total Long-Term Investments — 99.0%
(Cost: $ 229,496,110 ) ................................ 242,812,676
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 4,895,963 4,897,432
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 76,472 76,472
a
Total Short-Term Securities — 2.1%
(Cost: $ 4,973,850 ) .................................. 4,973,904
Total Investments — 101.1%
(Cost: $ 234,469,960 ) ................................ 247,786,580
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (2,637,339)
Net Assets — 100.0% ................................. $ 245,149,241
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,725,389  $ 3,172,891
(a)
$ —  $ (857) $ 9  $ 4,897,432  4,895,963  $ 50,541
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 50,000  26,472
(a)
—  —  —  76,472  76,472  2,150  —
$ —  $ (857) $ 9
$ 4,973,904
$ 52,691  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 106 06/11/26 $ 2,632 $ 221,977

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Small-Cap ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,277,758  $ 213,483,796  $ —  $ 242,761,554
Preferred Stocks ......................................... 51,122  —  —  51,122
Short-Term Securities
Money Market Funds ...................................... 4,973,904  —  —  4,973,904
$ 34,302,784  $ 213,483,796  $ —  $ 247,786,580
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 221,977  $ —  $ —  $ 221,977
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)